Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	May 31, 2025	May 31, 2025
Columbia High Yield Municipal Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1]	0.34%	1.11%	2.00%
Columbia High Yield Municipal Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent	[1]	1.88%	1.12%	1.67%
Columbia High Yield Municipal Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1]	3.69%	1.93%	2.51%
Columbia High Yield Municipal Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[1]	3.60%	1.96%	2.55%
Columbia High Yield Municipal Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1],[2]	3.65%	2.02%	2.58%
Columbia High Yield Municipal Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1],[3]	3.68%	1.93%	2.51%
Without Sales Load [Member] | Columbia High Yield Municipal Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	3.49%	1.73%	2.31%
Without Sales Load [Member] | Columbia High Yield Municipal Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent	[1]	2.87%	1.12%	1.67%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.03%	0.55%	2.13%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Average Annual Return, Percent		3.32%	3.17%	3.63%
Bloomberg High Yield Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		3.64%	3.83%	4.00%

[1]	The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
[2]	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[3]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.